FAS P-1 06/14

SUPPLEMENT DATED JUNE 30, 2014

TO THE CURRENTLY EFFECTIVE PROSPECTUS

 OF

Franklin Fund Allocator Series

(Franklin Conservative Allocation Fund, Franklin Growth Allocation Fund, Franklin Moderate Allocation Fund)

The prospectus is amended as follows:

The cover page of, and the name references within, the Summary Prospectus and the Prospectus are amended to reflect new fund or trust names as follows:

Franklin Fund Allocator Series (formerly, Franklin Templeton Fund Allocator Series)

Franklin Conservative Allocation Fund (formerly, Franklin Templeton Conservative Allocation Fund)

Franklin Growth Allocation Fund (formerly, Franklin Templeton Growth Allocation Fund)

Franklin Moderate Allocation Fund (formerly, Franklin Templeton Moderate Allocation Fund)

Please keep this supplement for future reference.

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